Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K (“Item 402(v)”) and does not necessarily reflect the value actually realized by the NEOs or how the Committee evaluates compensation decisions in light of Company or individual performance. For discussion of how the Compensation and Nominating Committee seeks to align pay with performance when making compensation decisions, please review the “Compensation Discussion and Analysis” beginning on page 20.
The following tables and related disclosures provide information about (i) the total compensation (“SCT Total”) of our principal executive officer (“PEO”) and our non-PEO Named Executive Officers (collectively, the “Other NEOs”) as presented in the Summary Compensation Table on page 31, (ii) the “compensation actually paid” (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures.
Year	Summary compensation table total for current PEO(1)	Summary compensation table total for former PEO(2)	Compensation actually paid to current PEO(1)(3)(8)	Compensation actually paid to former PEO(2)(3)(8)	Average summary compensation table total for non-PEO NEOs(4)	Average compensation actually paid to non-PEO NEOs(4)(3)(8)	Value of initial fixed $100 investment based on:		Net income (in millions)(6)	ARR (in millions)(7)
							Total shareholder return(5)	Peer group total shareholder return(5)
2024	$7,106,371		$3,663,752		$3,598,396	$2,793,579	$35.84	$260.74	$(68.5)	$646.0
2023	$10,026,618	$3,948,556	$10,084,908	$2,743,264	$2,316,573	$1,803,530	$46.07	$190.86	$(110.1)	$588.6
2022		$4,319,536		$20,138,596	$2,710,211	$3,135,587	$54.34	$120.92	$(141.3)	$512.5
2021		$8,476,323		$10,597,836	$5,046,446	$5,759,561	$96.96	$168.40	$(75.2)	$412.5
2020		$765,208		$(4,831,435)	$588,881	$(443,390)	$76.33	$125.18	$(24.1)	$285.3

(1)
Mr. Strosahl was our PEO from September 2, 2023 — December 31, 2024.

(2)
Mr. Hager was our PEO for the fiscal years ended December 31, 2020, 2021, and 2022 and from January 1, 2023 — September 2, 2023.
(3)
In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.
(4)
For 2024, Mses. Benz, Lam, and Tschida and Messrs. Rudow and Goodkind were our Other NEOs. For 2023, Mses. Lam and Tschida and Messrs. Goodkind and Wudi were our Other NEOs. For 2022, Mses. Lam and Putman and Messrs. Goodkind, Strosahl, and Wudi were our Other NEOs. For 2021, Ms. Putman and Messrs. Strosahl, Lendino, and Wudi were our Other NEOs. For 2020, Ms. Putman and Mr. Strosahl were the Other NEOs.

(5)
Pursuant to SEC rules, the TSR figures for each applicable year assume a fixed investment of $100 on July 22, 2020. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Information Technology Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.

(6)
Represents the amount of net income reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.
(7)
We have selected ARR as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2024. ARR represents the annualized value of all subscription and support and maintenance contracts as of the end of the period.
(8)
In calculation of compensation actually paid and presented in the table for fiscal year 2024, the following amounts set forth below were deducted and added. The Company does not maintain a pension plan and therefore no pension plan value adjustments were made in the calculation of compensation actually paid.

Adjustments to Calculate CAP to PEO and Average CAP to Other NEOs
Adjustments	Current PEO	Other NEOs
SCT Total	$7,106,371	$3,598,396
Adjustments for stock awards and option awards
(Deduct): Aggregate grant date fair value for stock awards and option awards included in SCT Total for the covered fiscal year	(5,999,997)	(3,095,993)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	4,749,293	2,636,890
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(2,007,558)	(335,794)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(184,357)	(9,921)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—
CAP Amounts (as calculated)	$3,663,752	$2,793,579

Company Selected Measure Name	ARR
Named Executive Officers, Footnote
(1)
Mr. Strosahl was our PEO from September 2, 2023 — December 31, 2024.

(2)
Mr. Hager was our PEO for the fiscal years ended December 31, 2020, 2021, and 2022 and from January 1, 2023 — September 2, 2023.
(4)
For 2024, Mses. Benz, Lam, and Tschida and Messrs. Rudow and Goodkind were our Other NEOs. For 2023, Mses. Lam and Tschida and Messrs. Goodkind and Wudi were our Other NEOs. For 2022, Mses. Lam and Putman and Messrs. Goodkind, Strosahl, and Wudi were our Other NEOs. For 2021, Ms. Putman and Messrs. Strosahl, Lendino, and Wudi were our Other NEOs. For 2020, Ms. Putman and Mr. Strosahl were the Other NEOs.

Peer Group Issuers, Footnote
(5)
Pursuant to SEC rules, the TSR figures for each applicable year assume a fixed investment of $100 on July 22, 2020. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Information Technology Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
(8)
In calculation of compensation actually paid and presented in the table for fiscal year 2024, the following amounts set forth below were deducted and added. The Company does not maintain a pension plan and therefore no pension plan value adjustments were made in the calculation of compensation actually paid.

Adjustments to Calculate CAP to PEO and Average CAP to Other NEOs
Adjustments	Current PEO	Other NEOs
SCT Total	$7,106,371	$3,598,396
Adjustments for stock awards and option awards
(Deduct): Aggregate grant date fair value for stock awards and option awards included in SCT Total for the covered fiscal year	(5,999,997)	(3,095,993)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	4,749,293	2,636,890
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(2,007,558)	(335,794)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(184,357)	(9,921)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—
CAP Amounts (as calculated)	$3,663,752	$2,793,579

Non-PEO NEO Average Total Compensation Amount	$ 3,598,396	$ 2,316,573	$ 2,710,211	$ 5,046,446	$ 588,881
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,793,579	1,803,530	3,135,587	5,759,561	(443,390)
Adjustment to Non-PEO NEO Compensation Footnote
(8)
In calculation of compensation actually paid and presented in the table for fiscal year 2024, the following amounts set forth below were deducted and added. The Company does not maintain a pension plan and therefore no pension plan value adjustments were made in the calculation of compensation actually paid.

Adjustments to Calculate CAP to PEO and Average CAP to Other NEOs
Adjustments	Current PEO	Other NEOs
SCT Total	$7,106,371	$3,598,396
Adjustments for stock awards and option awards
(Deduct): Aggregate grant date fair value for stock awards and option awards included in SCT Total for the covered fiscal year	(5,999,997)	(3,095,993)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	4,749,293	2,636,890
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(2,007,558)	(335,794)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(184,357)	(9,921)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—
CAP Amounts (as calculated)	$3,663,752	$2,793,579

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
2024 Performance Measures
We consider the list below to be Jamf’s most important metrics that link compensation paid to our NEOs, as they are the key metrics that determine the payout of Jamf’s ACIP, as well as certain individual performance goals. For more information on the 2024 ACIP and actual payouts thereunder for each NEO, see “Compensation Discussion and Analysis — Annual Short-Term Cash Incentive Plan” beginning on page 25 of this Proxy Statement. The performance measures included in this table are not ranked by relative importance.
ARR
Non-GAAP Operating Income Margin
Non-GAAP Operating Income
Culture & Leadership

Total Shareholder Return Amount	$ 35.84	46.07	54.34	96.96	76.33
Peer Group Total Shareholder Return Amount	260.74	190.86	120.92	168.4	125.18
Net Income (Loss)	$ (68,500,000)	$ (110,100,000)	$ (141,300,000)	$ (75,200,000)	$ (24,100,000)
Company Selected Measure Amount	646,000,000	588,600,000	512,500,000	412,500,000	285,300,000
PEO Name	Mr. Strosahl
Measure:: 1
Pay vs Performance Disclosure
Name	ARR
Non-GAAP Measure Description
(7)
We have selected ARR as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2024. ARR represents the annualized value of all subscription and support and maintenance contracts as of the end of the period.

Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Culture & Leadership
Mr.Strosahl [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,106,371	$ 10,026,618
PEO Actually Paid Compensation Amount	3,663,752	10,084,908
Mr.Hager [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		3,948,556	$ 4,319,536	$ 8,476,323	$ 765,208
PEO Actually Paid Compensation Amount		$ 2,743,264	$ 20,138,596	$ 10,597,836	$ (4,831,435)
PEO | Mr.Strosahl [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,999,997)
PEO | Mr.Strosahl [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,749,293
PEO | Mr.Strosahl [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,007,558)
PEO | Mr.Strosahl [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr.Strosahl [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(184,357)
PEO | Mr.Strosahl [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr.Strosahl [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,095,993)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,636,890
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(335,794)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,921)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount